CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	Total USD ($)	Total CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Accumulated deficit USD ($)	Accumulated deficit CNY	Equity attributable to The9 limited USD ($)	Equity attributable to The9 limited CNY	Noncontrolling interest USD ($)	Noncontrolling interest CNY
Beginning Balance at Dec. 31, 2010		1,535,216,767		2,051,878		2,091,113,883		28,071,982		(2,096,698)		(587,976,279)		1,531,164,766		4,052,001
Beginning Balance (in shares) at Dec. 31, 2010				25,124,147
Net loss		(313,175,960)		0		0		0		0		(284,329,931)		(284,329,931)		(28,846,029)
Unrealized loss on available -for-sales investment		0
Currency translation adjustments		(4,304,857)		0		0		0		(3,871,358)		0		(3,871,358)		(433,499)
Comprehensive loss		(317,480,817)												(288,201,289)		(29,279,528)
Issuance of noncontrolling interest		2,395,000		0		0		0		0		0		0		2,395,000
Issuance of ordinary shares from stock option exercise (in shares)				61,474
Issuance of ordinary shares from stock option exercise		716,873		3,920		712,953		0		0		0		716,873		0
Repurchase and retirement of ADSs (in shares)				(728,816)
Repurchase and retirement of ADSs		(21,087,153)		(59,431)		(21,027,722)		0		0		0		(21,087,153)		0
Employee share based compensation		53,271,520		0		51,358,820		0		0		0		51,358,820		1,912,700
Purchase of shares of a subsidiary from holders of noncontrolling interest		(1,205,640)		0		1,565,749		0		0		0		1,565,749		(2,771,389)
Change in equity interest attributable to noncontrolling interest						0
Capital contribution to subsidiaries attributable to noncontrolling interest		0		0		(12,741,104)		0		0		0		(12,741,104)		12,741,104
Issuance of shares by a subsidiary upon exercise of stock options		4,619		0		4,044		0		0		0		4,044		575
Ending Balance at Dec. 31, 2011		1,251,831,169		1,996,367		2,110,986,623		28,071,982		(5,968,056)		(872,306,210)		1,262,780,706		(10,949,537)
Ending Balance (in shares) at Dec. 31, 2011				24,456,805
Net loss		(559,826,125)		0		0		0		0		(514,002,092)		(514,002,092)		(45,824,033)
Unrealized loss on available -for-sales investment		(56,600)		0		0		0		(56,600)		0		(56,600)		0
Currency translation adjustments		(979,709)		0		0		0		(686,315)		0		(686,315)		(293,394)
Comprehensive loss		(560,862,434)												(514,745,007)		(46,117,427)
Issuance of noncontrolling interest		0
Issuance of ordinary shares from stock option exercise (in shares)				68,321
Issuance of ordinary shares from stock option exercise		917,622		4,325		913,297		0		0		0		917,622		0
Repurchase and retirement of ADSs (in shares)				(40,492)
Repurchase and retirement of ADSs		(839,541)		(3,302)		(836,239)		0		0		0		(839,541)		0
Employee share based compensation		37,378,374		0		33,415,941		0		0		0		33,415,941		3,962,433
Purchase of shares of a subsidiary from holders of noncontrolling interest						0
Change in equity interest attributable to noncontrolling interest		0		0		3,933,247		0		0		0		3,933,247		(3,933,247)
Termination of contractual arrangements with R&D VIEs		20,782,431		0		0		0		0		0		0		20,782,431
Issuance of shares by a subsidiary upon exercise of stock options		3,923		0		3,265		0		0		0		3,265		658
Ending Balance at Dec. 31, 2012		749,211,544		1,997,390		2,148,416,134		28,071,982		(6,710,971)		(1,386,308,302)		785,466,233		(36,254,689)
Ending Balance (in shares) at Dec. 31, 2012				24,484,634
Net loss	(92,987,199)	(562,916,605)		0		0		0		0		(526,261,572)		(526,261,572)		(36,655,033)
Unrealized loss on available -for-sales investment	(2,742)	(16,600)		0		0		0		(16,600)		0		(16,600)		0
Currency translation adjustments	(113,809)	(688,963)		0		0		0		(2,259,470)		0		(2,259,470)		1,570,507
Comprehensive loss	(93,103,750)	(563,622,168)												(528,537,642)		(35,084,526)
Issuance of noncontrolling interest	0	0
Issuance of ordinary shares from stock option exercise (in shares)				330,533
Issuance of ordinary shares from stock option exercise		4,304,447		20,309		4,284,138		0		0		0		4,304,447		0
Repurchase and retirement of ADSs (in shares)				(1,668,308)
Repurchase and retirement of ADSs		(29,030,699)		(135,915)		(28,894,784)		0		0		0		(29,030,699)		0
Employee share based compensation		29,237,416		0		25,417,173		0		0		0		25,417,173		3,820,243
Purchase of shares of a subsidiary from holders of noncontrolling interest						0
Change in equity interest attributable to noncontrolling interest		0		0		3,072,133		0		0		0		3,072,133		(3,072,133)
Issuance of shares by a subsidiary upon exercise of stock options		32,603		0		25,992		0		0		0		25,992		6,611
Ending Balance at Dec. 31, 2013	$ 31,407,758	190,133,143	$ 310,849	1,881,784	$ 355,538,065	2,152,320,786	$ 4,637,161	28,071,982	$ (1,484,553)	(8,987,041)	$ (315,934,036)	(1,912,569,874)	$ 43,067,486	260,717,637	$ (11,659,728)	(70,584,494)
Ending Balance (in shares) at Dec. 31, 2013			23,146,859